Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Balances and locations of derivatives

The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability

(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other current liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9
		$6.5		$18.6

The following table provides the balances and locations of derivatives as of January 1, 2011:

	Asset		Liability

(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$16.8	Other current liabilities	$7.9
Commodity contracts	Other current assets	.1	Other current liabilities	2.4
		$16.9		$10.3

Fair Value Hedges

The following table provides the components of the gain (loss) recognized in income related to fair value hedge contracts. The corresponding gains or losses on the underlying hedged items approximated the net gain (loss) on these fair value hedge contracts.

(In millions)	Location of Gain (Loss) in Income	2011	2010

Foreign exchange contracts	Cost of products sold	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	(13.0)	40.2
		$(12.5)	$36.8

Components of the gain (loss) recognized in accumulated other comprehensive loss on derivatives

Amounts recognized in “Accumulated other comprehensive loss” (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2011	2010

Foreign exchange contracts	$(.9)	$(6.0)
Commodity contracts	(3.4)	(4.0)
Interest rate contracts	–	(.3)
	$(4.3)	$(10.3)

Components of the gain (loss) reclassified from accumulated other comprehensive loss

Amounts reclassified from “Accumulated other comprehensive loss” (effective portion) related to cash flow hedge contracts were as follows:

(In millions)	Location of Loss in Income	2011	2010

Foreign exchange contracts	Cost of products sold	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.2)	(4.8)
		$(6.2)	$(13.4)